Schedule of Investments (unaudited) January 31, 2020	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Omnicom Group Inc./Omnicom Capital Inc., 3.63%, 05/01/22(a)	$60	$62,364

Aerospace & Defense — 2.5%
Boeing Co. (The), 2.80%, 03/01/23 (Call 02/01/23)	125	127,997
General Dynamics Corp., 2.25%, 11/15/22 (Call 08/15/22)	200	203,478
Lockheed Martin Corp., 3.10%, 01/15/23 (Call 11/15/22)(a)	35	36,433
Raytheon Co., 2.50%, 12/15/22 (Call 09/15/22)	200	204,832
United Technologies Corp., 3.10%, 06/01/22	85	87,733

		660,473

Agriculture — 2.9%
Altria Group Inc., 2.85%, 08/09/22	85	87,036
BAT Capital Corp., 2.76%, 08/15/22 (Call 07/15/22)	100	101,969
Philip Morris International Inc.
2.38%, 08/17/22 (Call 07/17/22)(a)	225	228,190
2.50%, 08/22/22	25	25,451
2.63%, 03/06/23	289	296,147

		738,793

Auto Manufacturers — 4.5%
American Honda Finance Corp., 2.20%, 06/27/22(a)	250	252,942
General Motors Financial Co. Inc.
3.25%, 01/05/23 (Call 12/05/22)	50	51,530
3.45%, 04/10/22 (Call 02/10/22)	85	87,190
PACCAR Financial Corp.
1.90%, 02/07/23	25	25,187
2.30%, 08/10/22	50	50,840
2.65%, 05/10/22	50	51,132
Toyota Motor Credit Corp.
2.15%, 09/08/22	225	228,087
2.63%, 01/10/23(a)	248	255,376
2.70%, 01/11/23	75	77,429
2.80%, 07/13/22	75	77,103

		1,156,816

Beverages — 3.9%
Anheuser-Busch InBev Finance Inc., 3.30%, 02/01/23 (Call 12/01/22)	90	93,973
Coca-Cola Co. (The), 2.20%, 05/25/22	75	76,107
Diageo Investment Corp.
2.88%, 05/11/22	200	205,166
8.00%, 09/15/22	75	86,653
PepsiCo Inc.
2.25%, 05/02/22 (Call 04/02/22)	175	177,511
2.75%, 03/01/23	264	273,174
3.10%, 07/17/22 (Call 05/17/22)	100	103,380

		1,015,964

Biotechnology — 1.3%
Amgen Inc., 3.63%, 05/15/22 (Call 02/15/22)(a)	41	42,478
Biogen Inc., 3.63%, 09/15/22	60	62,790
Gilead Sciences Inc., 3.25%, 09/01/22 (Call 07/01/22)	225	233,332

		338,600

Chemicals — 1.9%
Air Products & Chemicals Inc., 2.75%, 02/03/23	41	42,338
Cabot Corp., 3.70%, 07/15/22	40	41,514
Celanese U.S. Holdings LLC, 4.63%, 11/15/22	20	21,282
Dow Chemical Co. (The), 3.00%, 11/15/22 (Call 08/15/22)	60	61,709
Eastman Chemical Co., 3.60%, 08/15/22 (Call 05/15/22)	41	42,575
Mosaic Co. (The), 3.25%, 11/15/22 (Call 10/15/22)	40	41,196
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)	45	46,319

Security	Par (000)	Value

Chemicals (continued)
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	$41	$41,493
2.70%, 02/21/23 (Call 11/21/22)	149	153,191

		491,617

Computers — 5.5%
Apple Inc.
2.30%, 05/11/22 (Call 04/11/22)	150	152,496
2.70%, 05/13/22	250	256,492
2.85%, 02/23/23 (Call 12/23/22)	260	269,329
Hewlett Packard Enterprise Co., 4.40%, 10/15/22 (Call 08/15/22)	75	79,367
HP Inc., 4.05%, 09/15/22	45	47,457
IBM Credit LLC, 2.20%, 09/08/22	100	101,263
International Business Machines Corp.
1.88%, 08/01/22	300	301,536
2.88%, 11/09/22	200	206,344

		1,414,284

Cosmetics & Personal Care — 3.0%
Colgate-Palmolive Co.
1.95%, 02/01/23(a)	150	151,758
2.30%, 05/03/22	141	143,500
Procter & Gamble Co. (The), 2.15%, 08/11/22	275	279,606
Unilever Capital Corp., 2.20%, 05/05/22 (Call 04/05/22)	200	202,206

		777,070

Diversified Financial Services — 2.6%
Visa Inc., 2.80%, 12/14/22 (Call 10/14/22)	660	681,542

Electric — 7.3%
Ameren Illinois Co., 2.70%, 09/01/22 (Call 06/01/22)	41	41,940
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22 (Call 09/15/22)	50	51,311
Berkshire Hathaway Energy Co., 2.80%, 01/15/23 (Call 12/15/22)	75	77,266
CenterPoint Energy Houston Electric LLC, 2.25%, 08/01/22 (Call 05/01/22)	41	41,454
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)	65	66,381
Consumers Energy Co., 2.85%, 05/15/22 (Call 02/15/22)	41	41,970
Dominion Energy Inc., Series B, 2.75%, 09/15/22 (Call 06/15/22)	41	41,795
DTE Energy Co., Series B, 3.30%, 06/15/22 (Call 04/15/22)	25	25,715
Duke Energy Carolinas LLC, 2.50%, 03/15/23 (Call 01/15/23)	60	61,406
Duke Energy Corp.
2.40%, 08/15/22 (Call 07/15/22)	100	101,485
3.05%, 08/15/22 (Call 05/15/22)(a)	120	123,217
Duke Energy Progress LLC, 2.80%, 05/15/22 (Call 02/15/22)	100	102,310
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	25	26,171
Exelon Generation Co. LLC, 4.25%, 06/15/22 (Call 03/15/22)	91	95,175
FirstEnergy Corp., Series B, 4.25%, 03/15/23 (Call 12/15/22)	40	42,587
Georgia Power Co., 2.85%, 05/15/22(a)	35	35,810
National Rural Utilities Cooperative Finance Corp.
2.30%, 09/15/22 (Call 08/15/22)	75	76,071
2.40%, 04/25/22 (Call 03/25/22)	175	177,718
2.70%, 02/15/23 (Call 12/15/22)	50	51,393
NextEra Energy Capital Holdings Inc., 2.90%, 04/01/22	50	51,163
Northern States Power Co./MN, 2.15%, 08/15/22 (Call 02/15/22)(a)	150	151,438
NSTAR Electric Co., 2.38%, 10/15/22 (Call 07/15/22)	95	96,439

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
Oncor Electric Delivery Co. LLC, 4.10%, 06/01/22 (Call 03/01/22)	$110	$115,113
PPL Capital Funding Inc., 3.50%, 12/01/22 (Call 09/01/22)	25	25,944
Progress Energy Inc., 3.15%, 04/01/22 (Call 01/01/22)	41	41,957
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)	40	43,115
Sempra Energy, 2.88%, 10/01/22 (Call 07/01/22)	41	41,992
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	45	46,219

		1,894,555

Electrical Components & Equipment — 0.6%
Emerson Electric Co., 2.63%, 02/15/23 (Call 11/15/22)	150	154,203

Electronics — 0.2%
Arrow Electronics Inc., 3.50%, 04/01/22 (Call 02/01/22)	60	61,613

Environmental Control — 0.3%
Republic Services Inc., 3.55%, 06/01/22 (Call 03/01/22)	35	36,275
Waste Management Inc., 2.90%, 09/15/22 (Call 06/15/22)	45	46,331

		82,606

Food — 0.9%
Campbell Soup Co., 2.50%, 08/02/22	75	75,932
Conagra Brands Inc., 3.20%, 01/25/23 (Call 10/25/22)	50	51,721
Sysco Corp., 2.60%, 06/12/22(a)	50	50,906
Tyson Foods Inc., 4.50%, 06/15/22 (Call 03/15/22)	41	43,272

		221,831

Gas — 0.1%
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)	35	36,441

Hand & Machine Tools — 0.2%
Stanley Black & Decker Inc., 2.90%, 11/01/22	41	42,140

Health Care - Products — 0.6%
Covidien International Finance SA, 3.20%, 06/15/22 (Call 03/15/22)	157	161,823

Health Care - Services — 0.8%
CommonSpirit Health, 2.95%, 11/01/22	41	42,036
Kaiser Foundation Hospitals, 3.50%, 04/01/22	125	129,696
Laboratory Corp. of America Holdings, 3.75%, 08/23/22 (Call 05/23/22)(a)	41	42,725

		214,457

Home Builders — 0.3%
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	70	73,349

Household Products & Wares — 0.3%
Church & Dwight Co. Inc., 2.88%, 10/01/22(a)	41	42,046
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)	33	33,941

		75,987

Internet — 3.2%
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)	300	307,035
2.50%, 11/29/22 (Call 08/29/22)(a)	141	144,474
Baidu Inc., 3.50%, 11/28/22	200	207,084
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)	75	77,214
eBay Inc., 2.60%, 07/15/22 (Call 04/15/22)(a)	100	101,496

		837,303

Iron & Steel — 0.2%
Nucor Corp., 4.13%, 09/15/22 (Call 06/15/22)	49	51,562

Machinery — 5.6%
ABB Finance USA Inc., 2.88%, 05/08/22	230	235,833

Security	Par (000)	Value
Machinery (continued)
Caterpillar Financial Services Corp.
2.40%, 06/06/22	$150	$152,450
2.63%, 03/01/23	149	153,127
2.85%, 06/01/22	75	76,994
Caterpillar Inc., 2.60%, 06/26/22 (Call 03/26/22)	157	160,008
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)	313	319,097
John Deere Capital Corp., 2.80%, 03/06/23	345	357,085

		1,454,594

Manufacturing — 2.1%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	50	50,296
2.00%, 06/26/22	192	193,720
2.25%, 03/15/23 (Call 02/15/23)	75	76,318
Eaton Corp., 2.75%, 11/02/22	50	51,355
General Electric Co.
2.70%, 10/09/22	100	101,918
3.15%, 09/07/22	50	51,498
Parker-Hannifin Corp., 3.50%, 09/15/22(a)	30	31,311

		556,416

Media — 3.9%
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	100	120,992
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)	100	103,088
2.85%, 01/15/23	200	206,942
3.13%, 07/15/22	75	77,634
Discovery Communications LLC, 3.30%, 05/15/22	75	77,305
NBCUniversal Media LLC, 2.88%, 01/15/23	75	77,560
TWDC Enterprises 18 Corp., 2.35%, 12/01/22	170	173,380
Walt Disney Co. (The)
1.65%, 09/01/22	50	50,207
3.00%, 09/15/22	116	120,144

		1,007,252

Metal Fabricate & Hardware — 0.8%
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)	200	205,004

Mining — 0.3%
Newmont Corp., 3.70%, 03/15/23 (Call 12/15/22)	65	68,515

Oil & Gas — 9.2%
Apache Corp., 3.25%, 04/15/22 (Call 01/15/22)	29	29,614
BP Capital Markets America Inc., 3.25%, 05/06/22	182	188,343
BP Capital Markets PLC, 2.50%, 11/06/22	400	408,784
Chevron Corp., 2.36%, 12/05/22 (Call 09/05/22)	425	432,926
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)	160	164,056
EQT Corp., 3.00%, 10/01/22 (Call 09/01/22)(a)	25	24,077
Exxon Mobil Corp., 2.73%, 03/01/23 (Call 01/01/23)	260	268,185
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	75	75,838
2.70%, 02/15/23 (Call 11/15/22)	60	60,917
Phillips 66, 4.30%, 04/01/22	85	89,448
Shell International Finance BV
2.25%, 01/06/23	214	217,822
2.38%, 08/21/22	225	229,336
Total Capital International SA, 2.70%, 01/25/23	200	206,092

		2,395,438

Oil & Gas Services — 1.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	250	256,040
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)	19	19,331

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas Services (continued)
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	$30	$30,829

		306,200

Pharmaceuticals — 9.9%
AbbVie Inc., 2.90%, 11/06/22	142	145,865
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	50	51,459
Allergan Inc./U.S., 2.80%, 03/15/23 (Call 12/15/22)	30	30,569
Bristol-Myers Squibb Co.
2.00%, 08/01/22	190	192,690
2.60%, 05/16/22(b)	100	102,037
3.25%, 08/15/22(b)	41	42,592
3.55%, 08/15/22(b)	100	104,485
Cardinal Health Inc., 3.20%, 03/15/23	60	62,107
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	25	25,534
3.50%, 07/20/22 (Call 05/20/22)	50	51,791
3.70%, 03/09/23 (Call 02/09/23)	85	89,236
Eli Lilly & Co., 2.35%, 05/15/22	175	177,942
GlaxoSmithKline Capital Inc., 2.80%, 03/18/23	225	232,670
GlaxoSmithKline Capital PLC, 2.85%, 05/08/22	372	381,546
Johnson & Johnson, 2.05%, 03/01/23 (Call 01/01/23)(a)	50	50,680
McKesson Corp., 2.85%, 03/15/23 (Call 12/15/22)	41	41,964
Merck & Co. Inc., 2.40%, 09/15/22 (Call 06/15/22)	225	229,867
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	200	203,532
2.40%, 09/21/22	300	306,168
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	45	46,815

		2,569,549

Pipelines — 1.4%
Energy Transfer Operating LP, 3.60%, 02/01/23 (Call 11/01/22)	50	51,682
Enterprise Products Operating LLC, 3.35%, 03/15/23 (Call 12/15/22)	55	57,299
Kinder Morgan Energy Partners LP, 3.45%, 02/15/23 (Call 11/15/22)(a)	66	68,587
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)(a)	40	41,278
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23 (Call 10/15/22)	41	42,164
TransCanada PipeLines Ltd., 2.50%, 08/01/22	35	35,534
Williams Companies Inc. (The), 3.35%, 08/15/22 (Call 05/15/22)	66	67,923

		364,467

Real Estate Investment Trusts — 0.5%
American Tower Corp., 3.50%, 01/31/23	35	36,571
Crown Castle International Corp.
4.88%, 04/15/22	25	26,577
5.25%, 01/15/23	60	65,666

		128,814

Retail — 4.0%
AutoZone Inc., 3.70%, 04/15/22 (Call 01/15/22)	33	34,175
Costco Wholesale Corp., 2.30%, 05/18/22 (Call 04/18/22)	175	177,881
Home Depot Inc. (The), 2.63%, 06/01/22 (Call 05/01/22)	350	358,253
Lowe’s Companies Inc., 3.12%, 04/15/22 (Call 01/15/22)	85	87,343
Macy’s Retail Holdings Inc., 2.88%, 02/15/23 (Call 11/15/22)	20	20,037
Starbucks Corp., 2.70%, 06/15/22 (Call 04/15/22)	75	76,583
Walgreen Co., 3.10%, 09/15/22(a)	41	42,125
Walmart Inc., 2.35%, 12/15/22 (Call 11/15/22)	225	229,716

		1,026,113

Semiconductors — 5.5%
Broadcom Inc., 3.13%, 10/15/22(b)	50	51,306
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	75	76,283

Security	Par/ Shares (000)	Value
Semiconductors (continued)
2.70%, 12/15/22	$350	$361,214
3.10%, 07/29/22	150	155,518
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	40	41,545
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	175	179,244
3.00%, 05/20/22	475	488,585
Texas Instruments Inc., 1.85%, 05/15/22 (Call 04/15/22)	75	75,484

		1,429,179

Software — 4.2%
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)	40	41,651
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)	41	42,619
Microsoft Corp.
2.13%, 11/15/22	175	178,236
2.65%, 11/03/22 (Call 09/03/22)	160	164,608
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	160	162,869
2.50%, 10/15/22	455	465,460
2.63%, 02/15/23 (Call 01/15/23)(a)	25	25,718

		1,081,161

Telecommunications — 4.0%
America Movil SAB de CV, 3.13%, 07/16/22	400	412,308
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	125	127,437
3.00%, 06/30/22 (Call 04/30/22)	50	51,246
3.40%, 06/15/22	30	31,063
Cisco Systems Inc.
2.60%, 02/28/23(a)	140	144,260
3.00%, 06/15/22	150	155,094
Motorola Solutions Inc.
3.50%, 03/01/23	40	41,608
3.75%, 05/15/22	24	24,935
Verizon Communications Inc., 2.45%, 11/01/22 (Call 08/01/22)	60	61,141

		1,049,092

Textiles — 0.1%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)(a)	30	31,585

Transportation — 2.9%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	180	186,788
3.05%, 09/01/22 (Call 06/01/22)	50	51,579
FedEx Corp., 2.63%, 08/01/22	50	51,026
Norfolk Southern Corp., 2.90%, 02/15/23 (Call 11/15/22)	41	42,280
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	40	41,241
4.16%, 07/15/22 (Call 04/15/22)	35	36,810
United Parcel Service Inc., 2.45%, 10/01/22	341	348,100

		757,824

Total Corporate Bonds & Notes — 98.9% (Cost: $25,041,002)		25,676,596

Short-Term Investments

Money Market Funds — 7.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(c)(d)(e)	1,680	1,680,565

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)	204	$204,000

		1,884,565

Total Short-Term Investments — 7.3% (Cost: $1,883,986)		1,884,565

Total Investments in Securities — 106.2% (Cost: $26,924,988)		27,561,161

Other Assets, Less Liabilities — (6.2)%		(1,601,650)

Net Assets — 100.0%		$25,959,511

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,440	240	1,680	$1,680,565	$1,248	(b)	$60		$208
BlackRock Cash Funds: Treasury, SL Agency Shares	164	40	204	204,000	750		—		—

				$1,884,565	$1,998		$60		$208

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$25,676,596	$—	$25,676,596
Money Market Funds	1,884,565	—	—	1,884,565

	$1,884,565	$25,676,596	$—	$27,561,161

4